FINANCE COSTS (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE COSTS

The components of finance costs for the years ended June 30, 2024, 2025 and 2026, are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Interest expenses on bank and other borrowings	8,083	12,471	8,760	54
Interest expenses on lease liabilities	13,381	9,491	9,697	60
Accretion expense	143	3	2	—	*
Total	21,607	21,965	18,459	114

*	Less than US$1,000